Annual Total Returns	12 Months Ended
Dec. 31, 2025
State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF | State Street SPDR Bloomberg Enhanced Roll Yield Commodity Strategy No K-1 ETF
Prospectus [Line Items]
Annual Return [Percent]	16.06%